Supplemental Financial Statements Information	12 Months Ended
Jan. 31, 2021
Rigetti Holdings, Inc.
Supplemental Financial Statements Information [Line Items]
Supplemental Financial Statements Information
6.	SUPPLEMENTAL FINANCIAL STATEMENTS INFORMATION
Property and Equipment, Net
Property and equipment as of January 31, 2021 and 2020 are composed of the following:

	2021	2020
Quantum computing fridges	$14,251,579	$13,009,936
Process equipment	12,747,756	10,705,887
Leasehold improvements	4,077,646	3,063,322
IT Hardware	1,999,082	1,896,486
Furniture and other assets	1,246,067	1,246,067

Total property and equipment	$34,322,130	$29,921,698
Less: Accumulated depreciation	(14,181,258)	(9,881,995)

Property and equipment - net	$20,140,872	$20,039,703

As of January 31, 2021 and 2020, all property and equipment were located in the United States. Total depreciation expense for the years ended January 31, 2021 and 2020 was $4,299,263 and $3,941,859, respectively. The Company has not acquired any property and equipment under capital leases.
Accrued Expenses and Other Current Liabilities

	January 31,
	2021	2020
Accrued Interest on Debt	$—	$823,274
Accrued Payroll and Other Payroll Costs	739,893	188,299
Accrued Taxes and Other Tax Costs	451,545	—
Accrued Professional Fees and Other	411,861	62,894

	$1,603,299	$1,074,467